Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant And Equipments [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,	December 31,
	2014	2013
Medical equipment	$801,463	$1,278,681
Office equipment	150,411	86,001
Software	307,844	—
Manufacturing equipment	307,851	307,971
Leasehold improvements	32,130	390,911
	1,599,699	2,063,564
Less accumulated depreciation and amortization	(674,528)	(1,144,095)
	$925,171	$919,469